UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 92.2%
Aerospace & Defense - 1.3%
$325,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$320,937
	DRS Technologies Inc., Senior Subordinated Notes:
200,000	6.875% due 11/1/13	198,500
240,000	6.625% due 2/1/16	237,000
25,000	7.625% due 2/1/18	25,500
	L-3 Communications Corp., Senior Subordinated Notes:
380,000	7.625% due 6/15/12	393,300
130,000	6.375% due 10/15/15	127,075
150,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	144,000

	Total Aerospace & Defense	1,446,312

Airlines - 0.4%
100,000	American Airlines Inc., Pass-through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	100,062
	Continental Airlines Inc., Pass-Through Certificates:
11,636	Series 1998-1, Class C, 6.541% due 9/15/08	10,829
335,000	Series 2001-2, Class D, 7.568% due 12/1/06	335,209

	Total Airlines	446,100

Auto Components - 1.3%
500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	472,500
	TRW Automotive Inc.:
149,000	Senior Notes, 9.375% due 2/15/13	159,430
50,000	Senior Subordinated Notes, 11.000% due 2/15/13	54,750
	Visteon Corp., Senior Notes:
375,000	8.250% due 8/1/10	367,500
410,000	7.000% due 3/10/14	369,000

	Total Auto Components	1,423,180

Automobiles - 2.4%
	Ford Motor Co.:
	Debentures:
130,000	8.875% due 1/15/22	112,613
75,000	8.900% due 1/15/32	67,688
1,695,000	Notes, 7.450% due 7/16/31	1,317,862
50,000	Senior Notes, 4.950% due 1/15/08	48,636
	General Motors Corp.:
270,000	Notes, 7.200% due 1/15/11	250,087
	Senior Debentures:
150,000	8.250% due 7/15/23	130,688
900,000	8.375% due 7/15/33	783,000

	Total Automobiles	2,710,574

Beverages - 0.3%
370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	376,013

Biotechnology - 0.0%
35,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	33,425

Building Products - 1.9%
	Associated Materials Inc.:
200,000	Senior Discount Notes, step bond to yield 16.339% due 3/1/14	111,000
505,000	Senior Subordinated Notes, 9.750% due 4/15/12	506,262
450,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	479,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Building Products - 1.9% (continued)
$360,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$342,000
965,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.488% due 3/1/14	670,675

	Total Building Products	2,109,187

Capital Markets - 0.6%
163,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	177,670
	E*TRADE Financial Corp., Senior Notes:
325,000	7.375% due 9/15/13	333,937
150,000	7.875% due 12/1/15	158,625

	Total Capital Markets	670,232

Chemicals - 2.7%
65,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	68,291
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	170,250
235,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	232,944
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	215,500
640,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)(b)	635,546
	Huntsman International LLC:
46,000	Senior Notes, 9.875% due 3/1/09	48,185
150,000	Senior Subordinated Notes, 10.125% due 7/1/09	153,000
50,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	56,000
	Lyondell Chemical Co.:
	Senior Notes:
150,000	8.000% due 9/15/14	152,625
125,000	8.250% due 9/15/16	127,500
	Senior Secured Notes:
165,000	11.125% due 7/15/12	180,675
10,000	10.500% due 6/1/13	11,050
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	81,187
160,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	165,600
390,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	362,700
	Rhodia SA:
49,000	Senior Notes, 10.250% due 6/1/10	55,125
203,000	Senior Subordinated Notes, 8.875% due 6/1/11	210,612
150,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	143,250

	Total Chemicals	3,070,040

Commercial Services & Supplies - 1.9%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	75,375
	Allied Waste North America Inc.:
50,000	Senior Notes, 7.875% due 4/15/13	51,375
	Senior Notes, Series B:
50,000	8.500% due 12/1/08	52,625
117,000	9.250% due 9/1/12	125,336
225,000	7.375% due 4/15/14	222,750
100,000	7.250% due 3/15/15	99,750
50,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	56,264
	Corrections Corporation of America:
75,000	Senior Notes, 6.750% due 1/31/14	75,375
250,000	Senior Subordinated Notes, 6.250% due 3/15/13	246,250
465,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	483,600
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)	125

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Services & Supplies - 1.9% (continued)
$540,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	$580,500

	Total Commercial Services & Supplies	2,069,325

Communications Equipment - 0.6%
700,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	626,500

Computers & Peripherals - 0.1%
125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	130,001

Consumer Finance - 4.0%
120,000	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14 (a)(e)	122,100
	Ford Motor Credit Co.:
	Notes:
445,000	6.625% due 6/16/08	438,445
420,000	9.957% due 4/15/12 (f)	440,052
380,000	7.000% due 10/1/13	353,052
585,000	Senior Notes, 9.875% due 8/10/11	605,943
	General Motors Acceptance Corp., Notes:
680,000	6.875% due 8/28/12	673,870
1,750,000	8.000% due 11/1/31	1,834,826

	Total Consumer Finance	4,468,288

Containers & Packaging - 2.4%
245,000	Berry Plastics Holding Corp., Senior Notes, 8.875% due 9/15/14 (a)	247,450
900,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	888,750
	Graphic Packaging International Corp.:
135,000	Senior Notes, 8.500% due 8/15/11	138,712
440,000	Senior Subordinated Notes, 9.500% due 8/15/13	452,100
175,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	185,500
	Owens-Brockway Glass Container Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	283,250
150,000	Senior Secured Notes, 7.750% due 5/15/11	154,875
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	167,475
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	18,600
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	168,875

	Total Containers & Packaging	2,705,587

Diversified Consumer Services - 1.8%
220,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	223,300
	Hertz Corp.:
475,000	Senior Notes, 8.875% due 1/1/14 (a)	499,938
950,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	1,049,750
	Service Corp. International, Senior Notes:
105,000	7.375% due 10/1/14 (a)(e)	106,181
160,000	7.625% due 10/1/18 (a)(e)	161,800

	Total Diversified Consumer Services	2,040,969

Diversified Financial Services - 8.0%
450,000	Basell AF SCA, Senior Secured Subordinated Notes, 8.375% due 8/15/15 (a)	448,875
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	270,200
	CitiSteel USA Inc., Senior Secured Notes:
520,000	12.949% due 9/1/10 (f)	539,500
95,000	15.000% due 10/1/10 (a)(g)	102,363
	Dow Jones CDX HY:
1,610,000	Pass-Through Certificate, Series 6-T3, 8.125% due 6/29/11 (a)(e)	1,640,187
2,390,000	Series 7-T3, 8.000% due 12/29/11 (a)(b)(e)	2,375,062

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 8.0% (continued)
$114,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	$120,270
325,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	333,125
245,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	253,575
70,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	66,850
500,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	485,000
837,000	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (a)	838,788
255,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	269,025
200,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	217,000
1,000,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	975,000

	Total Diversified Financial Services	8,934,820

Diversified Telecommunication Services - 4.7%
	Cincinnati Bell Inc.:
560,000	Senior Notes, 7.000% due 2/15/15	551,600
135,000	Senior Subordinated Notes, 8.375% due 1/15/14	137,025
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	17,400
280,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	301,700
500,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	527,500
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
25,000	9.750% due 10/1/09	25,500
110,000	10.500% due 11/1/10	114,400
	Intelsat Bermuda Ltd., Senior Notes:
300,000	9.250% due 6/15/16 (a)	316,875
655,000	11.250% due 6/15/16 (a)	699,212
245,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	215,600
170,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	179,563
	NTL Cable PLC, Senior Notes:
100,000	8.750% due 4/15/14	104,250
130,000	9.125% due 8/15/16	134,875
49,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	50,838
	Qwest Communications International Inc., Senior Notes:
30,000	7.500% due 2/15/14	30,225
100,000	Series B, 7.500% due 2/15/14	100,750
	Qwest Corp.:
945,000	Debentures, 6.875% due 9/15/33	867,037
65,000	Notes, 8.875% due 3/15/12	71,256
720,000	Senior Notes, 7.500% due 10/1/14 (a)	747,000
75,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	83,156

	Total Diversified Telecommunication Services	5,275,762

Electric Utilities - 1.0%
125,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	136,875
290,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	312,475
379,864	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	403,843
270,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	307,125

	Total Electric Utilities	1,160,318

Energy Equipment & Services - 1.6%
125,000	Allis-Chalmers Energy Inc., Senior Notes, 9.000% due 1/15/14 (a)	125,938

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Energy Equipment & Services - 1.6% (continued)
$319,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	$315,012
50,000	Grant Prideco Inc., Senior Notes, Series B, 6.125% due 8/15/15	48,000
500,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	505,000
375,000	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	391,875
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	134,550
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	309,000

	Total Energy Equipment & Services	1,829,375

Food Products - 0.4%
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	94,000
415,000	Senior Notes, 7.250% due 6/15/10	386,988

	Total Food Products	480,988

Health Care Providers & Services - 4.1%
150,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	159,750
175,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	168,219
550,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	543,125
175,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	188,125
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	208,500
	HCA Inc.:
1,080,000	Debentures, 7.050% due 12/1/27	775,725
	Senior Notes:
130,000	6.300% due 10/1/12	110,338
100,000	6.375% due 1/15/15	81,000
150,000	6.500% due 2/15/16	120,750
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	243,125
150,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	146,438
325,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	318,500
	Tenet Healthcare Corp., Senior Notes:
225,000	7.375% due 2/1/13	203,906
950,000	9.875% due 7/1/14	951,187
120,000	6.875% due 11/15/31	94,650
300,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	292,875

	Total Health Care Providers & Services	4,606,213

Hotels, Restaurants & Leisure - 5.8%
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	294,750
	Caesars Entertainment Inc.:
425,000	Senior Notes, 7.000% due 4/15/13	437,484
	Senior Subordinated Notes:
50,000	9.375% due 2/15/07	50,625
100,000	8.125% due 5/15/11	106,000
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	179,375
25,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.597% due 3/15/14	20,063
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	166,400
225,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/15	216,281
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	179,594
425,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	454,219
815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	857,787
495,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	472,725
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	165,156

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 5.8% (continued)
	MGM MIRAGE Inc.:
	Senior Notes:
$25,000	6.750% due 9/1/12	$24,781
100,000	6.625% due 7/15/15	96,500
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	47,140
150,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	147,375
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
150,000	7.125% due 8/15/14	150,000
125,000	6.875% due 2/15/15	122,500
500,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	489,375
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	8.250% due 3/15/12	76,313
100,000	8.750% due 10/1/13	106,625
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	53,375
200,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	204,500
225,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	226,125
425,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	448,375
	Station Casinos Inc.:
100,000	Senior Notes, 7.750% due 8/15/16	104,250
	Senior Subordinated Notes:
375,000	6.875% due 3/1/16	353,437
100,000	6.625% due 3/15/18	90,750
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	203,500

	Total Hotels, Restaurants & Leisure	6,545,380

Household Durables - 2.6%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	35,700
	Beazer Homes USA Inc., Senior Notes:
35,000	6.875% due 7/15/15	31,850
595,000	8.125% due 6/15/16	581,613
	Interface Inc.:
500,000	Senior Notes, 10.375% due 2/1/10	547,500
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	155,250
	K Hovnanian Enterprises Inc., Senior Notes:
165,000	7.500% due 5/15/16	154,894
595,000	8.625% due 1/15/17	593,512
600,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	611,250
75,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 8.678% due 9/1/12	61,125
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	102,500

	Total Household Durables	2,875,194

Household Products - 0.5%
	Nutro Products Inc.:
40,000	Senior Notes, 9.230% due 10/15/13 (a)(f)	41,350
185,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	198,875
	Spectrum Brands Inc., Senior Subordinated Notes:
195,000	8.500% due 10/1/13	169,650
61,000	7.375% due 2/1/15	49,105
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	151,688

	Total Household Products	610,668

Independent Power Producers & Energy Traders - 3.5%
110,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	108,159

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 3.5% (continued)
	AES Corp.:
	Senior Notes:
$50,000	9.500% due 6/1/09	$53,625
250,000	9.375% due 9/15/10	271,250
330,000	8.875% due 2/15/11	354,750
65,000	7.750% due 3/1/14	67,925
70,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	75,775
150,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (c)(f)	160,875
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	229,375
320,000	Senior Notes, 8.375% due 5/1/16	327,200
	Edison Mission Energy, Senior Notes:
125,000	7.730% due 6/15/09	129,062
50,000	7.500% due 6/15/13 (a)	50,750
290,000	7.750% due 6/15/16 (a)	295,075
	Mirant Americas Generation LLC, Senior Notes:
300,000	8.300% due 5/1/11	301,875
30,000	9.125% due 5/1/31 (c)	30,675
195,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	196,219
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	124,375
1,170,000	7.375% due 2/1/16	1,165,612

	Total Independent Power Producers & Energy Traders	3,942,577

Industrial Conglomerates - 0.4%
154,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	167,475
250,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	266,563

	Total Industrial Conglomerates	434,038

Insurance - 0.6%
650,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	669,500

Internet & Catalog Retail - 0.3%
100,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	91,500
245,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	242,550

	Total Internet & Catalog Retail	334,050

IT Services - 0.9%
	Sungard Data Systems Inc.:
225,000	Senior Notes, 9.125% due 8/15/13	234,000
715,000	Senior Subordinated Notes, 10.250% due 8/15/15	740,025

	Total IT Services	974,025

Leisure Equipment & Products - 0.3%
305,000	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	298,900

Machinery - 1.0%
	Case New Holland Inc., Senior Notes:
75,000	9.250% due 8/1/11	79,875
250,000	7.125% due 3/1/14	252,188
170,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	163,625
550,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.261% due 4/15/14	486,750
75,000	Terex Corp., Senior Subordinated Notes, 9.250% due 7/15/11	79,406

	Total Machinery	1,061,844

Media - 11.6%
525,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	553,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 11.6% (continued)
	AMC Entertainment Inc.:
$55,000	Senior Notes, Series B, 8.625% due 8/15/12	$57,063
545,000	Senior Subordinated Notes, 11.000% due 2/1/16	596,775
90,000	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (a)	88,200
300,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	297,750
175,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	173,250
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
35,000	Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	24,063
335,000	Senior Notes, 11.750% due 5/15/14	240,363
16,957	Senior Secured Notes, 11.000% due 10/1/15 (a)	15,388
540,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	494,100
	CCH II LLC/CCH II Capital Corp., Senior Notes:
470,000	10.250% due 9/15/10	481,750
317,845	10.250% due 10/1/13 (a)	324,997
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	126,406
450,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	459,562
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	154,688
95,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	89,775
	CSC Holdings Inc.:
125,000	Debentures, Series B, 8.125% due 8/15/09	130,156
	Senior Debentures:
240,000	7.875% due 2/15/18	250,200
200,000	7.625% due 7/15/18	205,750
	Senior Notes:
125,000	6.750% due 4/15/12 (a)	125,156
100,000	Series B, 7.625% due 4/1/11	103,125
220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	186,450
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	79,205
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
129,000	8.375% due 3/15/13	134,321
380,000	6.375% due 6/15/15	359,100
	EchoStar DBS Corp., Senior Notes:
770,000	7.000% due 10/1/13 (a)(e)	756,525
575,000	6.625% due 10/1/14	548,406
150,000	7.125% due 2/1/16 (a)	145,688
380,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.525% due 10/15/13	333,450
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	86,000
655,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	705,762
535,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	515,606
455,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	489,125
305,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	299,662
400,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	402,500
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13	91,750
200,000	Series A-2, 6.875% due 1/15/13	183,500
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16	453,375
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	82,875

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 11.6% (continued)
$125,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	$128,281
	Rainbow National Services LLC:
260,000	Senior Notes, 8.750% due 9/1/12 (a)	279,500
150,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	170,250
	Rogers Cable Inc.:
60,000	Secured Notes, 5.500% due 3/15/14	56,700
275,000	Senior Second Priority Debentures, 8.750% due 5/1/32	325,875
	Senior Secured Second Priority Notes:
55,000	6.250% due 6/15/13	54,588
40,000	6.750% due 3/15/15	40,600
475,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	483,906
65,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	65,894
200,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	190,500
	XM Satellite Radio Inc., Senior Notes:
80,000	9.989% due 5/1/13 (f)	76,800
275,000	9.750% due 5/1/14	264,000

	Total Media	12,982,586

Metals & Mining - 1.2%
215,000	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	213,387
685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	753,500
305,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	315,675
100,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	99,750

	Total Metals & Mining	1,382,312

Multiline Retail - 0.7%
	Neiman Marcus Group Inc.:
215,000	Senior Notes, 9.000% due 10/15/15	229,512
490,000	Senior Subordinated Notes, 10.375% due 10/15/15	531,650
50,000	Saks Inc., Notes, 9.875% due 10/1/11	54,813

	Total Multiline Retail	815,975

Office Electronics - 0.5%
300,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	307,500
200,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	204,000

	Total Office Electronics	511,500

Oil, Gas & Consumable Fuels - 9.8%
570,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	588,525
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	279,469
50,000	7.000% due 8/15/14	49,688
60,000	6.375% due 6/15/15	57,600
70,000	6.625% due 1/15/16	67,900
100,000	6.875% due 1/15/16	98,250
270,000	6.500% due 8/15/17	254,475
375,000	6.250% due 1/15/18	349,687
215,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	227,900
120,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	119,400
	El Paso Corp.:
	Medium-Term Notes:
750,000	7.800% due 8/1/31	772,500
925,000	7.750% due 1/15/32	952,750
275,000	Notes, 7.875% due 6/15/12	286,687

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels — 9.8% (continued)
$250,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/16 (f)	$263,588
490,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	481,425
225,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	234,000
100,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	93,125
325,000	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	312,812
525,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	501,375
135,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	129,600
720,000	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (a)	739,800
675,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	685,125
200,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	219,000
230,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	232,300
	Pogo Producing Co., Senior Subordinated Notes:
200,000	7.875% due 5/1/13 (a)	204,750
100,000	Series B, 8.250% due 4/15/11	102,875
785,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	795,794
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	19,900
	Stone Energy Corp., Senior Subordinated Notes:
100,000	8.250% due 12/15/11	101,750
250,000	6.750% due 12/15/14	251,250
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	159,000
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	73,875
250,000	7.000% due 2/1/14	245,000
	Williams Cos. Inc.:
	Notes:
5,000	7.875% due 9/1/21	5,250
900,000	8.750% due 3/15/32	990,000
75,000	Senior Notes, 7.625% due 7/15/19	78,375

	Total Oil, Gas & Consumable Fuels	11,024,800

Paper & Forest Products — 1.9%
100,000	Abitibi-Consolidated Inc., Notes, 7.750% due 6/15/11	92,000
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	100,500
440,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	436,700
300,000	Boise Cascade LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	281,250
125,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	123,438
60,000	Domtar Inc., Notes, 5.375% due 12/1/13	51,600
	NewPage Corp.:
360,000	Senior Secured Notes, 11.739% due 5/1/12 (f)	390,600
95,000	Senior Subordinated Notes, 12.000% due 5/1/13	98,800
75,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	73,507
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	141,000
	Verso Paper Holdings LLC:
120,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	121,350
225,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	224,437

	Total Paper & Forest Products	2,135,182

Personal Products — 0.2%
260,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	271,050

Pharmaceuticals — 0.9%
520,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	505,700
290,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	274,775

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Pharmaceuticals – 0.9% (continued)
$175,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15	$182,000

	Total Pharmaceuticals	962,475

Real Estate Investment Trusts (REITs) - 1.5%
250,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	265,937
15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,375
	Host Marriott LP:
	Senior Notes:
300,000	7.125% due 11/1/13	305,250
50,000	Series I, 9.500% due 1/15/07	50,688
225,000	Series O, 6.375% due 3/15/15	219,375
190,000	Series Q, 6.750% due 6/1/16	188,337
210,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	190,575
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
110,000	7.125% due 6/1/15	113,713
75,000	6.500% due 6/1/16	74,906
235,000	6.750% due 4/1/17	237,644

	Total Real Estate Investment Trusts (REITs)	1,661,800

Road & Rail - 0.5%
50,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.625% due 5/15/14 (a)	48,750
435,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	463,275

	Total Road & Rail	512,025

Semiconductors & Semiconductor Equipment - 0.2%
425,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	260,313

Software - 0.5%
235,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	218,550
320,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (a)(f)(g)	326,400

	Total Software	544,950

Specialty Retail - 1.4%
	AutoNation Inc., Senior Notes:
65,000	7.507% due 4/15/13 (a)(f)	66,138
80,000	7.000% due 4/15/14 (a)	80,200
230,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	212,175
60,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	66,900
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	324,000
125,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	113,437
50,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	53,000
615,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	596,550

	Total Specialty Retail	1,512,400

Textiles, Apparel & Luxury Goods - 0.5%
435,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	453,488
125,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	121,875

	Total Textiles, Apparel & Luxury Goods	575,363

Tobacco - 0.1%
90,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	92,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Trading Companies & Distributors - 1.6%
$200,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	$209,000
880,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	906,400
405,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	426,262
290,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	293,625

	Total Trading Companies & Distributors	1,835,287

Wireless Telecommunication Services - 1.7%
75,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	77,438
150,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	148,500
75,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	84,375
700,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	722,945
30,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	31,538
	Rogers Wireless Inc.:
200,000	Secured Notes, 7.500% due 3/15/15	214,500
110,000	Senior Subordinated Notes, 8.000% due 12/15/12	117,425
495,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	518,512

	Total Wireless Telecommunication Services	1,915,233

	TOTAL CORPORATE BONDS & NOTES (Cost - $102,873,390)	103,354,886

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(c)(d) (Cost - $128,156)	0

CONVERTIBLE BONDS & NOTES - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
150,000	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11	126,000

Wireless Telecommunication Services - 0.1%
50,000	American Tower Corp., Notes, 5.000% due 2/15/10	50,000

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $170,194)	176,000

SOVEREIGN BONDS - 2.0%
Brazil - 0.5%
	Federative Republic of Brazil:
85,000	7.125% due 1/20/37	86,912
42,000	11.000% due 8/17/40	54,737
	Collective Action Securities:
180,000	8.875% due 10/14/19	214,065
155,000	Notes, 8.000% due 1/15/18	170,151

	Total Brazil	525,865

Mexico - 0.5%
	United Mexican States, Medium-Term Notes:
70,000	5.625% due 1/15/17	69,405
25,000	8.300% due 8/15/31	31,213
345,000	Series A, 8.000% due 9/24/22	412,965

	Total Mexico	513,583

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Panama - 0.1%
	Republic of Panama:
$60,000	9.375% due 4/1/29	$77,250
63,000	6.700% due 1/26/36	62,685

	Total Panama	139,935

Russia - 0.9%
	Russian Federation:
65,000	11.000% due 7/24/18 (a)	93,600
850,000	5.000% due 3/31/30 (a)	949,611

	Total Russia	1,043,211

	TOTAL SOVEREIGN BONDS (Cost - $2,040,173)	2,222,594

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
404,770	Home Interiors of Gifts Inc. (b)(d)*	4,048

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
86	Imperial Sugar Co.	2,676

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (b)(d)*	23,705

MATERIALS - 0.0%
Chemicals - 0.0%
2,597	Applied Extrusion Technologies Inc., Class B Shares (d)(h)*	14,284

	TOTAL COMMON STOCKS (Cost - $258,218)	44,713

ESCROWED SHARES(b) - 0.0%
100,000	Breed Technologies Inc. (c)(d)*	0
75,000	Pillowtex Corp. *	0
52,961	Vlasic Foods International Inc. (c)(d)*	1,059

	TOTAL ESCROWED SHARES (Cost - $0)	1,059

PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
575	Chesapeake Energy Corp., Convertible, 6.250%	145,067

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
219	TCR Holdings Corp., Class B Shares (b)(d)*	0
121	TCR Holdings Corp., Class C Shares (b)(d)*	0
318	TCR Holdings Corp., Class D Shares (b)(d)*	0
658	TCR Holdings Corp., Class E Shares (b)(d)*	1

	TOTAL FINANCIALS	1

	TOTAL PREFERRED STOCKS (Cost - $144,580)	145,068

WARRANTS
WARRANTS - 0.0%
114,832	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05(b)(c)(d)*	1
504	Pillowtex Corp., Expires 11/24/09(b)(d)*	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

WARRANTS	SECURITY	VALUE
WARRANTS - 0.0% (continued)
1,000	United Mexican States, Series XW05, Expires 11/9/06*	$3,000
1,000	United Mexican States, Series XW10, Expires 10/10/06*	2,800

	TOTAL WARRANTS (Cost - $5,133)	5,801

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $105,619,844)	105,950,121

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.1%
Repurchase Agreement - 5.1%
$5,746,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06; 5.330% due 10/2/06; Proceeds at maturity - $5,748,552; (Fully collateralized by various U.S Government Agency Obligations, 4.000% due 6/13/07 to 7/13/07; Market value - $5,861,125) (Cost - $5,746,000) (e)	5,746,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.0%
11,037	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $11,037)	11,037

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,757,037)	5,757,037

	TOTAL INVESTMENTS - 99.7% (Cost - $111,376,881#)	111,707,158
	Other Assets in Excess of Liabilities - 0.3%	359,101

	TOTAL NET ASSETS - 100.0%	$112,066,259

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Security is currently in default.

(d)	Illiquid security.

(e)	All or a portion of this security is segregated for extended settlements.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	All or a portion of this security is on loan (See Notes 1 and 2).

# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable High Yield Bond Portfolio (formerly known as Salomon Brothers Variable High Yield Bond Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Salomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,044,045
Gross unrealized depreciation	(1,713,768)

Net unrealized appreciation	$330,277

At September 30, 2006, the Fund loaned securities having a market value of $10,388. The Fund received cash collateral amounting to $11,037 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2006